STOCK OPTIONS (Details Textual) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 08, 2016	Aug. 02, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 17, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 199,000		$ 36,000	$ 43,000
Share Based Compensation Arrangement Options Issued To Non Employee Directors			5,300	5,300	5,300	70,263
Share Based Compensation Arrangement Options Issued To Employees And Non Employee Directors Weighted Average Price					$ 9.00	$ 14.40
Share Based Compensation Arrangement Options Issued To Consultants			11,833	7,253	7,253	21,719
Share Based Compensation Arrangement Options Issued To Consultants Weighted Average Price			$ 2.10	$ 9.60	$ 10.20	$ 11.40
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					8 months 12 days	1 year 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year 6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			121,759		12,553	91,982
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			104,626
Chief Executive Officer [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	(i) 8,118 shares vest monthly over a 12-month period and (ii) the remaining 24,352 shares vest upon achievements of certain milestones and time.	(i) 18,039 shares vest monthly over a 12-month period and (ii) the remaining 54,116 shares vest upon achievements of certain milestones and time.
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	32,470	72,155
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years	7 years
Deferred Compensation Arrangement with Individual, Exercise Price	$ 4.50	$ 4.35
Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award					164,862
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					35,138
Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					200,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			12,000,000		50,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award					151,694
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					67,056
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					not less than 20% per year
Share Based Compensation Arrangement By Share Based Payment Award Vesting Period Description					period of not more than five years
Share Based Compensation Arrangement By Share Based Payment Award Assumptions Expected Term 1					10 years
GenSpera, Inc. Inducement Award Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							9,000,000